INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2014	2013

Raw materials, parts and supplies	$8,130	$5,364
Work in progress	5,477	5,036
Finished products	11,505	16,741

	$25,112	$27,141